STOCK-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 30, 2021 USD ($) shares	Jun. 23, 2021 USD ($)	Nov. 30, 2021 USD ($) shares	Apr. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) award $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 07, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					1 year
Common Stock, Capital Shares Reserved for Future Issuance | shares					208,704	1,548,562
Weighted average fair value of option (usd per share) | $ / shares					$ 2.31	$ 0.53	$ 0.35
Cost not yet recognized					$ 4,128
Period for cost yet to be recognized					2 years 4 months 28 days
Remaining expiration period					24 months
Founders terminated or leave period					12 months
Percentage of vesting rights					0.50
Incremental cost					$ 623
Notes receivable, related parties				$ 1,199
Exercises of fully vested options				740
Remainder amount of other purposes and recognized bonus related expense upon forgiveness					459
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental cost					47
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses					262	$ 162	$ 52
Other Noncurrent Assets
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Loans not used by founders to exercise stock options					459
Founders Promissory Note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable, related parties				$ 1,199				$ 1,076
Loan granted amount		$ 123
Stated rate				0.0089
Founders Loan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercises of fully vested options					$ 740
Total principal amount, interest forgiven	$ 1,199		$ 1,199
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage					75.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage					25.00%
Founders Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years	4 years
Approved amendment granted | award					2
Legacy Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Granted (in shares) | shares					0
Legacy Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares					1,590,997
Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock equal to the fully-diluted shares outstanding	10.00%		10.00%
Common Stock, Capital Shares Reserved for Future Issuance | shares	15,617,049		15,617,049
Annual increase period	10 years
Aggregate number of shares of common stock outstanding	5.00%
Number of issued and outstanding shares of common stock fully diluted basis	30.00%		30.00%
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares	2,868,438		2,868,438
Shares outstanding on the final day of the immediately preceding	1.00%
Shares issued under ESPP (in shares) | shares					0
Minimum | Legacy Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Maximum | Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares	17,383,002		17,383,002